Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation expenses
Share-based compensation expenses	¥ (1,207,581)	¥ (1,010,013)	¥ (951,048)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(74,063)	(88,985)	(100,486)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(14,630)	(26,834)	(16,534)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(242,714)	(252,730)	(152,234)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (876,174)	¥ (641,464)	¥ (681,794)